Shareholder Fees - Investor A, C and Institutional - BlackRock Global Long/Short Credit Fund	Nov. 27, 2020
Investor A Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]
Investor C Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Institutional Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. Shares of the Fund purchased before September 4, 2018 will be subject to a CDSC of 0.75%.
[2]	There is no CDSC on Investor C Shares after one year.